Condensed Consolidating Guarantor and Non-Guarantor Financial Information (Details 3) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Oct. 16, 2013
Condensed Consolidating Statements of Comprehensive Income
Net loss	$ (15,879,000)	$ 43,146,000	$ 24,052,000	$ (932,000)	$ (17,508,000)	$ 22,341,000	$ 40,477,000	$ 10,082,000	$ (24,710,000)	$ (55,789,000)	$ (18,440,000)	$ 48,758,000	$ 48,190,000	$ 7,864,000
Other comprehensive income (loss)	(22,000)			(5,000)						163,000	(30,000)	(260,000)	(7,000)	(25,000)
Comprehensive loss	(15,901,000)			(937,000)						(55,626,000)	(18,470,000)	48,498,000	48,183,000	7,839,000
Unsecured Notes
Condensed Consolidating Statements of Comprehensive Income
Debt issued															450,000,000
Fixed interest rate (as a percent)															6.875%
NGL Energy Partners LP (Parent) | Unsecured Notes
Condensed Consolidating Statements of Comprehensive Income
Debt issued		450,000,000										450,000,000
Fixed interest rate (as a percent)		6.875%										6.875%
Reportable Entity | NGL Energy Partners LP (Parent)
Condensed Consolidating Statements of Comprehensive Income
Net loss	(19,224,000)			(941,000)						(59,199,000)	(18,574,000)	47,655,000	47,940,000	7,876,000
Comprehensive loss	(19,224,000)			(941,000)						(59,199,000)	(18,574,000)	47,655,000	47,940,000	7,876,000
Reportable Entity | NGL Energy Finance Corp
Condensed Consolidating Statements of Comprehensive Income
Net loss	(13,134,000)									(21,280,000)		(15,000,000)
Comprehensive loss	(13,134,000)									(21,280,000)		(15,000,000)
Reportable Entity | Guarantor Subsidiaries
Condensed Consolidating Statements of Comprehensive Income
Net loss	(2,023,000)			3,238,000						(29,606,000)	(10,206,000)	79,473,000	60,981,000	7,876,000
Other comprehensive income (loss)	4,000									189,000		(189,000)
Comprehensive loss	(2,019,000)			3,238,000						(29,417,000)	(10,206,000)	79,284,000	60,981,000	7,876,000
Reportable Entity | Non-Guarantor Subsidiaries
Condensed Consolidating Statements of Comprehensive Income
Net loss	3,949,000			89,000						3,747,000	1,806,000	5,874,000	534,000	(292,000)
Other comprehensive income (loss)	(26,000)			(5,000)						(26,000)	(30,000)	(71,000)	(7,000)	(25,000)
Comprehensive loss	3,923,000			84,000						3,721,000	1,776,000	5,803,000	527,000	(317,000)
Consolidating Adjustments
Condensed Consolidating Statements of Comprehensive Income
Net loss	14,553,000			(3,318,000)						50,549,000	8,534,000	(69,244,000)	(61,265,000)	(7,596,000)
Comprehensive loss	$ 14,553,000			$ (3,318,000)						$ 50,549,000	$ 8,534,000	$ (69,244,000)	$ (61,265,000)	$ (7,596,000)